Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Export Duty Deposits Receivable [Roll Forward]
Beginning of year	$ 377	$ 354
Export duty deposit receivable on adjustment to estimated ADD rate	22	0
Export duty deposit receivable on adjustment to finalized rates	(16)	0
Interest Income On Duty Deposits Receivable	25	23
End of year	408	377
Export Duties Payable [Roll Forward]
Beginning of year	24	73
Export duty deposit payable on adjustment to finalized rates	(15)	62
Export duty deposit payable on adjustment to estimated ADD rate	0	17
Interest Income On Duty Deposits Payable	6	(4)
End of year	$ 46	$ 24